Financial Instrument Risk Management - Mortgages and Loans by Geographic Location and Type (Details) - CAD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about financial instruments [line items]
Financial assets	$ 152,785	$ 143,061
Mortgages:
Disclosure of detailed information about financial instruments [line items]
Financial assets	16,225	16,433
Loans
Disclosure of detailed information about financial instruments [line items]
Financial assets	31,997	30,389
Mortgages and loans(1)
Disclosure of detailed information about financial instruments [line items]
Financial assets	48,222	46,822
Retail | Mortgages:
Disclosure of detailed information about financial instruments [line items]
Financial assets	3,902	4,202
Office | Mortgages:
Disclosure of detailed information about financial instruments [line items]
Financial assets	3,922	4,228
Multi-family residential | Mortgages:
Disclosure of detailed information about financial instruments [line items]
Financial assets	5,691	5,375
Industrial and land | Mortgages:
Disclosure of detailed information about financial instruments [line items]
Financial assets	1,898	1,906
Other | Mortgages:
Disclosure of detailed information about financial instruments [line items]
Financial assets	812	722
Canada | Mortgages:
Disclosure of detailed information about financial instruments [line items]
Financial assets	9,310	8,557
Canada | Mortgages: | Canada Mortgage And Housing Corporation
Disclosure of detailed information about financial instruments [line items]
Financial assets	3,966	3,537
Canada | Loans
Disclosure of detailed information about financial instruments [line items]
Financial assets	13,249	13,238
Canada | Mortgages and loans(1)
Disclosure of detailed information about financial instruments [line items]
Financial assets	22,559	21,795
Canada | Retail | Mortgages:
Disclosure of detailed information about financial instruments [line items]
Financial assets	1,981	1,921
Canada | Office | Mortgages:
Disclosure of detailed information about financial instruments [line items]
Financial assets	1,854	1,811
Canada | Multi-family residential | Mortgages:
Disclosure of detailed information about financial instruments [line items]
Financial assets	3,900	3,455
Canada | Industrial and land | Mortgages:
Disclosure of detailed information about financial instruments [line items]
Financial assets	861	752
Canada | Other | Mortgages:
Disclosure of detailed information about financial instruments [line items]
Financial assets	714	618
United States | Mortgages:
Disclosure of detailed information about financial instruments [line items]
Financial assets	6,915	7,876
United States | Loans
Disclosure of detailed information about financial instruments [line items]
Financial assets	11,994	11,458
United States | Mortgages and loans(1)
Disclosure of detailed information about financial instruments [line items]
Financial assets	18,909	19,334
United States | Retail | Mortgages:
Disclosure of detailed information about financial instruments [line items]
Financial assets	1,921	2,281
United States | Office | Mortgages:
Disclosure of detailed information about financial instruments [line items]
Financial assets	2,068	2,417
United States | Multi-family residential | Mortgages:
Disclosure of detailed information about financial instruments [line items]
Financial assets	1,791	1,920
United States | Industrial and land | Mortgages:
Disclosure of detailed information about financial instruments [line items]
Financial assets	1,037	1,154
United States | Other | Mortgages:
Disclosure of detailed information about financial instruments [line items]
Financial assets	98	104
United Kingdom | Mortgages:
Disclosure of detailed information about financial instruments [line items]
Financial assets	0	0
United Kingdom | Loans
Disclosure of detailed information about financial instruments [line items]
Financial assets	3,297	2,547
United Kingdom | Mortgages and loans(1)
Disclosure of detailed information about financial instruments [line items]
Financial assets	3,297	2,547
United Kingdom | Retail | Mortgages:
Disclosure of detailed information about financial instruments [line items]
Financial assets	0	0
United Kingdom | Office | Mortgages:
Disclosure of detailed information about financial instruments [line items]
Financial assets	0	0
United Kingdom | Multi-family residential | Mortgages:
Disclosure of detailed information about financial instruments [line items]
Financial assets	0	0
United Kingdom | Industrial and land | Mortgages:
Disclosure of detailed information about financial instruments [line items]
Financial assets	0	0
United Kingdom | Other | Mortgages:
Disclosure of detailed information about financial instruments [line items]
Financial assets	0	0
Other countries | Mortgages:
Disclosure of detailed information about financial instruments [line items]
Financial assets	0	0
Other countries | Loans
Disclosure of detailed information about financial instruments [line items]
Financial assets	3,457	3,146
Other countries | Mortgages and loans(1)
Disclosure of detailed information about financial instruments [line items]
Financial assets	3,457	3,146
Other countries | Retail | Mortgages:
Disclosure of detailed information about financial instruments [line items]
Financial assets	0	0
Other countries | Office | Mortgages:
Disclosure of detailed information about financial instruments [line items]
Financial assets	0	0
Other countries | Multi-family residential | Mortgages:
Disclosure of detailed information about financial instruments [line items]
Financial assets	0	0
Other countries | Industrial and land | Mortgages:
Disclosure of detailed information about financial instruments [line items]
Financial assets	0	0
Other countries | Other | Mortgages:
Disclosure of detailed information about financial instruments [line items]
Financial assets	$ 0	$ 0